Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
4. Fair Value of Financial Instruments
The fair value of the Company’s financial assets by level within the fair value hierarchy were as follows (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3
Money market fund (cash equivalent)	$124,509	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities:
Commercial paper	—	50,904	—
Corporate debt	—	14,797	—
U.S. government agency	—	15,061	—
Asset-backed securities	—	3,007	—

Total assets measured at fair value	$124,708	$83,769	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Money market fund (cash equivalent)	$26,472	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities (1) :
Commercial paper	—	43,969	—
Corporate debt	—	17,072	—
U.S. government agency	—	5,053	—
Asset-backed securities	—	7,690	—

Total assets measured at fair value	$26,671	$73,784	$—

(1)	These items have been reclassified to conform to current period presentation.
The fair value of financial assets categorized within Level 1 of the fair value hierarchy is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities. The fair value of financial assets categorized within Level 2 of the fair value hierarchy is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.
The Company did not transfer any assets measured at fair value on a recurring basis between levels during the three months ended March 31, 2022 or the year ended December 31, 2021.

4. Fair Value of Financial Instruments
The following table sets forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Money market fund (cash equivalent)	$26,472	$—	$—
Money market fund (long-term restricted cash)	199	—	—
Marketable securities	—	73,784	—

Total assets measured at fair value	$26,671	$73,784	$—

	December 31, 2020
	Level 1	Level 2	Level 3
Assets
Money market fund (long-term restricted cash)	$199	$—	$—

Total assets measured at fair value	$199	$—	$—

The Company did not transfer any assets measured at fair value on a recurring basis between levels during the years ended December 31, 2021 or 2020.